MATERIAL ACCOUNTING POLICIES - NON CURRENT ASSETS WITH DEFINITE USEFUL LIVES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,545,664	€ 1,419,699	€ 1,307,388
Property, plant and equipment	1,828,784	1,575,200	€ 1,457,825
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,502,889	1,369,895
Increase (decrease) in intangible assets other than goodwill	€ 476,467	€ 448,380